Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Debt Securities [Abstract]
Disclosure of detailed information about borrowings
As at 31 December 2025 and 2024, the Group’s interest-bearing borrowings were:

€ million	Effective interest rate	Maturity	Amounts outstanding 2025, carried at amortised cost
Non-current
Euro Private Placement 2027
(EUR 140 million under EMTN)	4.00%	May 2027	140
Eurobond 2027 (EUR 500 million)	0.875%	November 2027	499
Eurobond 2028 (EUR 400 million)	2.00%	July 2028	398
Eurobond 2029 (EUR 750 million)	3.50%	January 2029	748
Eurobond 2030 (EUR 500 million)	4.125%	June 2030	497
Eurobond 2033 (EUR 500 million)	4.875%	June 2033	496
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	16
German bond (EUR 50 million), non-listed	4.00%	November 2032	50
US Bond (USD 250 million)	5.30%	April 2043	208
US Bond (USD 500 million)	5.30%	March 2044	414
Hybrid Bond NC5.25 (EUR 500 million)	5.50%	September 2054	495
Hybrid Bond NC8 (EUR 500 million)	6.00%	September 2054	496
Floating Term Loan with European Investment Bank (EUR 300 million)	EURIBOR 6M + 0.867%	June 2032	300
Term Loan Agreement (USD 1,000 million)	SOFR 3M + 2.125%	June 2029	711
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	19
Floating Term Loan Facility (SES Satellites Ventures Sarl), non-listed	SOFR 3M + 2.2%	March 2030	20

Total non-current			5,507

Current
Eurobond 2026 (EUR 650 million)	1.625%	March 2026	650
Term Loan Agreement (USD 1,000 million)	SOFR 3M + 2.125%	June 2029	124
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	16
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	8

Total current			798

€ million	Effective interest rate	Maturity	Amounts outstanding 2024, carried at amortised cost
Non-current
Eurobond 2026 (EUR 650 million)	1.625%	March 2026	651
Euro Private Placement 2027
(EUR 140 million under EMTN)	4.00%	May 2027	140
Eurobond 2027 (EUR 500 million)	0.875%	November 2027	499
Eurobond 2028 (EUR 400 million)	2.00%	July 2028	398
Eurobond 2029 (EUR 750 million)	3.50%	January 2029	746
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	32
German bond (EUR 50 million), non-listed	4.00%	November 2032	50
US Bond (USD 250 million)	5.30%	April 2043	235
US Bond (USD 500 million)	5.30%	March 2044	468
Hybrid Bond NC5.25 (EUR 500 million)	5.50%	September 2054	494
Hybrid Bond NC8 (EUR 500 million)	6.00%	September 2054	496
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	28
Floating Term Loan Facility (SES Satellites Ventures Sarl), non-listed	SOFR 3M + 2.2%	March 2030	10

Total non-current			4,247

Current
German bond (EUR 250 million), non-listed	1.71%	December 2025	250
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	17
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	6

Total current			273